RISK MANAGEMENT - Financial assets classified in Stage 3 (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
RISK MANAGEMENT
Total impairment allowance	$ 34,317,259	[1]	$ 37,570,270
Transfer of loans and returned goods to assets held for sale and inventories	1,251,021		1,408,331	$ 1,361,465
Non-current assets held for sale			1,408,331
Stage 3
RISK MANAGEMENT
Total impairment allowance	566,597		1,318,452
Fair Value of Collateral	2,409,475		3,728,846
Commercial | Stage 3
RISK MANAGEMENT
Total impairment allowance	312,382		411,279
Fair Value of Collateral	1,523,549		1,660,829
Consumer
RISK MANAGEMENT
Total impairment allowance	52,750,000
Mortgage
RISK MANAGEMENT
Total impairment allowance	34,420,000
Mortgage | Stage 3
RISK MANAGEMENT
Total impairment allowance	0		472,538
Fair Value of Collateral	0		762,652
Small business loans
RISK MANAGEMENT
Total impairment allowance	1,060,000
Financial leases | Stage 3
RISK MANAGEMENT
Total impairment allowance	254,215		434,635
Fair Value of Collateral	885,925		1,305,365
Mortgage and Commercial Business | Stage 3
RISK MANAGEMENT
Total impairment allowance	273,574		60,688
Loans and advances to customers | Stage 3
RISK MANAGEMENT
Total impairment allowance	1,231,737		2,161,759
Loans and advances to customers | Commercial | Stage 3
RISK MANAGEMENT
Total impairment allowance	682,168		783,435
Loans and advances to customers | Mortgage | Stage 3
RISK MANAGEMENT
Total impairment allowance	0		616,432
Loans and advances to customers | Financial leases | Stage 3
RISK MANAGEMENT
Total impairment allowance	549,569		761,892
Allowance for loans, advances, and lease losses | Stage 3
RISK MANAGEMENT
Total impairment allowance	(665,140)		(843,307)
Allowance for loans, advances, and lease losses | Commercial | Stage 3
RISK MANAGEMENT
Total impairment allowance	(369,786)		(372,156)
Allowance for loans, advances, and lease losses | Mortgage | Stage 3
RISK MANAGEMENT
Total impairment allowance	0		(143,894)
Allowance for loans, advances, and lease losses | Financial leases | Stage 3
RISK MANAGEMENT
Total impairment allowance	$ (295,354)		$ (327,257)

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.